Note 5 - Short-term Investments (Details Textual) - US Treasury Bill Securities [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Payments to Acquire Marketable Securities	$ 182,135	$ 29,929
Investment Owned, Balance, Principal Amount	149,000		$ 121,000
Investment Owned, Cost	$ 146,773		$ 118,927